Employee Benefit Plans - Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 56.4	$ 63.9
Accumulated benefit obligation	54.8	61.9
Fair value of plan assets	4.6	5.1
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	7.4	8.8
Accumulated benefit obligation	7.4	8.8
Fair value of plan assets	$ 0.0	$ 0.0